NY1 7151543v.2
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from October 9, 2009 to November 16, 2009
Commission File Number of issuing entity: 333-159281-01
Mercedes-Benz Auto Receivables Trust 2009-1
(Exact name of issuing entity as specified in its charter)
Commission File Number of depositor: 333-159281
Daimler Retail Receivables LLC
(Exact name of depositor as specified in its charter)
DCFS USA LLC
(Exact name of sponsor as specified in its charter)
State of Delaware 37-6442370
(State or other jurisdiction of
incorporation or organization
of the issuing entity)
(IRS Employer
Identification No.)
36455 Corporate Drive
Farmington Hills, Michigan
48331
(Address of principal executive offices of the issuing entity) (Zip Code)
(248) 9916632
(Telephone number, including area code)
N.A.
(Former name, former address, if changed since last report.)
Registration/reporting pursuant to (check one)
Title of Class
Section
12(b)
Section
12(g)
Section
15(d)
Name of Exchange
(if Section 12(b)
Class A-1 Asset Backed Notes _____
Class A-2 Asset Backed Notes
_____
Class A-3 Asset Backed Notes
_____
Class A-4 Asset Backed Notes
_____

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the
Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports) and (2) has been subject to such filing requirements for the past 90 days.
Yes
No
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Part I -- DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
On November 16, 2009, a distribution was made to holders of notes of the issuing entity. The distribution report for this distribution is attached to this Form 10-D as Exhibit 99.1.
Part II -- OTHER INFORMATION
Item 9. Exhibits.
Exhibit
No. Description of Exhibit
99.1 Distribution report of the issuing entity
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SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Mercedes-Benz Auto Receivables Trust 2009-1
(Issuing Entity)
By: DCFS USA LLC
(Servicer)
Date: November 20, 2009 By: /s/ Brian T. Stevens
Brian T. Stevens
Chief Financial Officer
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EXHIBIT INDEX
Exhibit
No. Description of Exhibit
99.1 Distribution report of the issuing entity.